CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (10,580)	$ (27,238)	$ (14,923)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	233	342	562
Income from disposal of property and equipment	(4)	(55)	0
Changes in accrued liability for employee rights upon retirement	(51)	6	20
Share-based compensation expenses	786	1,859	1,527
Net changes in operating leases	(50)	35	(194)
Changes in fair value of marketable securities	175	(436)	119
Financial expenses (income), net	4	89	(133)
Changes in operating asset and liabilities:
Receivables from collaborative and licensing arrangements	0	7,858	12,609
Accounts receivables	(3,218)	(315)	(62)
Prepaid expenses and other current assets	(981)	(1,340)	(709)
Long-term receivables and other long-term assets	(983)	0	0
Accounts payable and other accounts payable	780	1,465	(8,300)
Net cash used in operating activities	(13,889)	(17,730)	(9,484)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2)	(134)	(171)
Proceeds from sale of property and equipment	6	74	0
Short-term deposits	10,000	2,488	8,948
Long-term deposits	817	(813)	10
Investments in marketable securities	0	(23,164)	(10,006)
Proceeds from sale and maturity of marketable securities	15,871	11,807	2,918
Net cash provided by (used in) investing activities	26,692	(9,742)	1,699
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options	0	268	15
Proceeds from issuance of shares and warrants through placement from the controlling shareholder	0	10,000	0
Proceeds from issuance of shares and warrants through public offering, net of issuance costs	0	11,542	0
Net cash provided by financing activities	0	21,810	15
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	(1)	(73)	133
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	12,802	(5,735)	(7,637)
CASH AND CASH EQUIVALENTS AND RESRICTED CASH EQUIVALENTS AT BEGINNING OF THE YEAR	7,863	13,598	21,235
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT END OF THE YEAR	20,665	7,863	13,598
Cash and Cash equivalents	19,489	7,513	12,448
Restricted cash equivalents included in restricted long-term deposits and cash equivalents	1,176	350	1,150
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS SHOWN IN STATEMENT OF CASH FLOWS	20,665	7,863	13,598
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Recognition of new operating lease ROU and liabilities	127	1,590	88
SUPPLEMENTARY INFORMATION:
Interest received	$ 1,565	$ 1,261	$ 392